Note 14 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Deposit Liabilities	$ 157,642	$ 133,441
Legal and Other Fees	49	128	$ 79
Insurance Service Fees	$ 273	$ 280	$ 229